SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Balance, Indefinite lived intangible assets						$ 6,375,492
Impairment losses						(5,967,602)
Loss on currency translation						(407,890)
Balance, Indefinite lived intangible assets
Balance, Definite lived intangible assets			$ 210,932	379,686	379,686	548,436
Amortization	$ (42,188)	$ (42,191)	(126,564)	$ (126,566)	(168,754)	(168,750)
Balance, Definite lived intangible assets	$ 84,368		$ 84,368		$ 210,932	$ 379,686